Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

Ordinary shares

GIOP was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, GIOP issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, GIOP issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of GIOP as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 was reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.001 per share, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceeding amounted to $27,504,639 after deducting underwriting discounts and other related expenses.

Non-controlling interest

Non-controlling interest consists of the following:

	As of December 31,
	2021	2020

GMB (Beijing)	$5,365	$75,853
GMB Culture	25,613	146,872
GMB Linking	-	2,673
Jiagui Haifeng	(13)	-
Shidong Trading	(35)	-
GMB Consulting	14,477	20,677
GMB Technology	(185,377)	(134,925)
Sunrise Guizhou	3,262,220	-
Total	$3,122,250	$111,150

In July, 2021, GMB Technology transferred all the shares of GMB Linking to another shareholder with no gain or loss recognized.

Jiagui Haifeng was established by GMB Zibo and Lifeng Wang in November, 2021. 51% shares of Jiagui Haifeng was held by GMB Zibo and 49% of shares was held by Mr. Lifeng Wang.

Shidong Trading was established by GMB Zibo and Xuanming Wang in April, 2021. 60% shares of Shidong Trading was held by GMB Zibo and 40% of shares was held by Mr. Xuanming Wang.

Sunrise Guizhou was established by Zhuhai (Zibo) Investment and five other companies in November, 2021.

For the fiscal year ended December 31, 2021, SDH made capital contributions of $9,099,878 to Sunrise Guizhou; and the non-controlling shareholders made capital contributions of $3,332,622 to Sunrise Guizhou.

The actual capital contributions made by SDH and the non-controlling shareholders for the fiscal year ended 2021 had no effect on SDH’s equity percentage in its seven subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of December 31, 2020 and 2021, the statutory reserves of the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of December 31, 2021 and 2020, the balances of the statutory reserves were $2,473,801 and $2,473,797, respectively.